Summary of Significant Accounting Policies - Summary of Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Preferred Stock Warrant Liability [Member]	Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred Stock Warrant Liability	$ 105,697
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred Stock Warrant Liability	$ 105,697